Annual Total Returns[BarChart] - Invesco US Government Money Portfolio - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.31%	1.30%	1.68%	0.21%